Share Capital - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jun. 30, 2014	May 31, 2014	Apr. 29, 2022	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2020
May 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement		$ 55,504
Underwriting discount		1,744
Offering expenses		$ 252
June 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement	$ 77,420
Underwriting discount	2,369
Offering expenses	$ 211
Series C preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)					$ 25.00
Stock repurchase program, number of shares authorized to be repurchased (in shares)							100,000
Stock repurchased and retired (in shares)			1,492,554	2,496
Preferred stock, shares outstanding (in shares)				804,950		2,297,504
Preferred stock, redemption amount, excluding redemption date value					$ 37,314
Preferred stock, redemption amount, redemption date value			$ 738
Future redeemable securities				$ 20,405
Series C preferred stock | May 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)		2,300,000
Share price (in USD per share)		$ 25.00
Preferred stock, dividend rate		8.00%
Dividends in arrears (in USD per share)		$ 2.00
Redemption price (in USD per share)		$ 25.00
Series D preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)							100,000
Stock repurchased and retired (in shares)				4,950
Preferred stock, shares outstanding (in shares)				3,195,050		3,195,050
Future redeemable securities				$ 80,995
Series D preferred stock | June 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)	3,200,000
Share price (in USD per share)	$ 25.00
Preferred stock, dividend rate	8.00%
Dividends in arrears (in USD per share)	$ 2.00
Redemption price (in USD per share)	$ 25.00
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)				$ 25.00